Consolidated Statements of Changes in Shareholders' Equity shares in Thousands, $ in Thousands, $ in Thousands	Common Stock [Member] Common Class B [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] SGD ($) shares		Common Stock [Member] Common Class A [Member] shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	Accumulated Foreign Currency Adjustment Attributable to Parent [Member] USD ($)	Accumulated Foreign Currency Adjustment Attributable to Parent [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2022 | $		$ 3				$ 8,101		$ (13,066)				$ (4,962)		$ (37)		$ (4,999)
Balance, Shares at Dec. 31, 2022 | shares	3,542	3,542		8,159
Net loss | $								(12,827)		(117)		(12,944)		(42)		(12,986)
Conversion of convertible loan from third parties | $			[1]			3,481						3,481				3,481
Conversion of convertible loan from third parties, shares | shares				1,194
Share-based compensation | $		1				7,081						7,082				7,082
Share-based payment, shares | shares				3,218
Balance at Dec. 31, 2023 | $		$ 4				18,663		(25,893)		(117)		(7,343)		(79)		(7,422)
Balance, Shares at Dec. 31, 2023 | shares	3,542	3,542		12,571
Net loss								(18,650)		228		(18,422)		(25)	$ (13,502)	(18,447)
Conversion of convertible loan from third parties | $						372						372				372
Conversion of convertible loan from third parties, shares | shares				68
Share-based compensation | $						10,481						10,481				10,481
Share-based payment, shares | shares				1,608
Issuance of Class A Ordinary Shares | $		3				18,881						18,884				18,884
Issuance of Class A Ordinary Shares, shares | shares				8,500
Balance at Dec. 31, 2024	$ 5	$ 7			$ 35,425	$ 48,397	$ (32,604)	$ (44,543)	$ 81	$ 111	$ 2,907	$ 3,972	$ (76)	$ (104)	$ 2,831	$ 3,868
Balance, Shares at Dec. 31, 2024 | shares	3,542	3,542		22,747

[1]	Amount less than S$1,000.